CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $)	Total	Ordinary shares	Additional paid-in capital	Retained earning	Accumulated other comprehensive Income (loss)	Noncontrolling interest	Comprehensive Income (loss)
Balance at Dec. 31, 2008	$ 436,501,265	$ 29,581	$ 312,964,326	$ 112,091,214	$ 11,416,144
Balance (in shares) at Dec. 31, 2008		2,958,183,059
Increase (Decrease) in Stockholders' Equity
Share-based compensation	4,278,502		4,278,502
Vesting and issuance of restricted shares to employees	122	122
Vesting and issuance of restricted shares to employees (in shares)		12,171,467
Issuance of ordinary shares pursuant to share option plan	744,732	22	744,710
Issuance of ordinary shares pursuant to share option plan (in shares)		2,137,800
Repurchase of restricted shares	(31)	(31)
Repurchase of restricted shares (in shares)		(3,091,030)
Issuance of ordinary shares, net of issue costs	141,536,815	5,175	141,531,640
Issuance of ordinary shares, net of issue costs (in shares)		517,500,000
Net income (loss)	96,226,437			96,226,437			96,226,437
Foreign currency translation adjustments	24,212				24,212		24,212
Total comprehensive income (loss)							96,250,649
Balance at Dec. 31, 2009	679,312,054	34,869	459,519,178	208,317,651	11,440,356
Balance (in shares) at Dec. 31, 2009	3,486,901,296	3,486,901,296
Increase (Decrease) in Stockholders' Equity
Share-based compensation	5,955,047		5,955,047
Vesting and issuance of restricted shares to employees	275	275
Vesting and issuance of restricted shares to employees (in shares)		27,528,391
Issuance of ordinary shares pursuant to share option plan	1,088,976	45	1,088,931
Issuance of ordinary shares pursuant to share option plan (in shares)		4,503,300
Repurchase of restricted shares	(91)	(91)
Repurchase of restricted shares (in shares)		(9,097,633)
Issuance of ordinary shares, net of issue costs	176,271,078	4,543	176,266,535
Issuance of ordinary shares, net of issue costs (in shares)		454,250,000
Net income (loss)	311,452,980			311,452,980			311,452,980
Foreign currency translation adjustments	(433,227)				(433,227)		(433,227)
Total comprehensive income (loss)							311,019,753
Balance at Dec. 31, 2010	1,173,647,092	39,641	642,829,691	519,770,631	11,007,129
Balance (in shares) at Dec. 31, 2010	3,964,085,354	3,964,085,354
Increase (Decrease) in Stockholders' Equity
Share-based compensation	7,958,434		7,958,434
Vesting and issuance of restricted shares to employees	173	173
Vesting and issuance of restricted shares to employees (in shares)		17,320,908
Issuance of ordinary shares pursuant to share option plan	156,048	9	156,039
Issuance of ordinary shares pursuant to share option plan (in shares)		865,100
Net income (loss)	(37,820,242)			(37,820,093)		(149)	(37,820,242)
Acquisition of subsidiaries	200,001					200,001
Foreign currency translation adjustments	1,183,743				1,183,743		1,183,743
Total comprehensive income (loss)							(36,636,499)
Balance at Dec. 31, 2011	$ 1,145,325,249	$ 39,823	$ 650,944,164	$ 481,950,538	$ 12,190,872	$ 199,852
Balance (in shares) at Dec. 31, 2011	3,982,271,362	3,982,271,362